Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation Exchange Rates (Details) (US VR Global Inc.)	Mar. 31, 2018	Dec. 31, 2017
Period-end RM [Member]
Foreign currency translation exchange rate	3.86
Period-average RM [Member]
Foreign currency translation exchange rate	3.89
US VR Global Inc. [Member] | Period-end RM [Member]
Foreign currency translation exchange rate		4.0616
US VR Global Inc. [Member] | Period-average RM [Member]
Foreign currency translation exchange rate		4.1890
US VR Global Inc. [Member] | Period-end HKD [Member]
Foreign currency translation exchange rate		7.8149
US VR Global Inc. [Member] | Period-average HKD [Member]
Foreign currency translation exchange rate		7.8128